PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2012	2013
Cost:

Computers and peripheral equipment	$23,463	$24,871
Office furniture and equipment	10,652	10,753
Leasehold improvements	2,336	2,253

	36,451	37,877
Accumulated depreciation:

Computers and peripheral equipment	21,556	23,075
Office furniture and equipment	9,473	9,650
Leasehold improvements	1,803	1,961

	32,832	34,686

Depreciated cost	$3,619	$3,191